                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

           MODIFIED SINGLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VA SEPARATE ACCOUNT-B

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 7 THROUGH 8 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
-----------------------------------------------------------------------------------------------------------------
                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -            0.27%         1.03%          0.00%       1.30%
Emerging Markets Debt Portfolio
-----------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                0.58%         0.22%          0.00%       0.80%
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                     0.44%         0.22%          0.00%       0.66%
-----------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                        0.57%         0.21%          0.00%       0.78%
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                          0.47%         0.58%          0.00%       1.05%
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                            1.00%         0.25%          0.00%       1.25%
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging        0.69%         0.61%          0.00%       1.30%
Markets Fund
Van Kampen Life Investment Trust - Morgan Stanley Real        1.00%         0.08%          0.00%       1.08%
Estate Securities Portfolio
-----------------------------------------------------------------------------------------------------------------

      The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

      Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                                                            Management     Other         12b-1      Total Mutual
                                                               Fees       Expenses       Fees       Fund Expenses
-----------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -             0.80%         1.25%        0.00%        2.05%
Emerging Markets Debt Portfolio
-----------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                 0.60%         0.22%        0.00%        0.82%
-----------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                      0.50%         0.22%        0.00%        0.72%
-----------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                         0.40%         0.21%        0.00%        0.61%
-----------------------------------------------------------------------------------------------------------------


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



                                                             Management     Other        12b-1      Total Mutual
                                                               Fees        Expenses       Fees     Fund Expenses
-----------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                         0.59%         0.21%        0.00%        0.80%
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                           0.90%         0.58%        0.00%        1.48%
-----------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging         1.00%         0.61%        0.00%        1.61%
Markets Fund
-----------------------------------------------------------------------------------------------------------------

2. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "EXAMPLE" CHART LOCATED ON PAGES 9 THROUGH 11 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the maximum amount of variable account charges that could be assessed to a contract (1.45%).

Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

                              If you surrender your contract  If you do not surrender your   If you annuitize your contract at
                               the end of the applicable       contract at the end of the      at the end of the applicable
                                     time period                applicable time period                 time period
-------------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
-------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter      29     88     151     318      29    88     151     318      *     88     151      318
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio
-------------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation       24     73     125     266      24    73     125     266      *     73     125      266
Fund
-------------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund       22     68     117     251      22    68     117     251      *     68     117      251
-------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund          21     65     111     240      21    65     111     240      *     65     111      240
-------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund          23     72     123     264      23    72     123     264      *     72     123      264
-------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap       26     81     138     292      26    81     138     292      *     81     138      292
Value Fund
-------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small           28     87     148     313      28    87     148     313      *     87     148      313
Company Fund
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance     29     88     151     318      29    88     151     318      *     88     151      318
Trust - Worldwide Emerging
Markets Fund
-------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment      27     82     139     295      27    82     139     295      *     82     139      295
Trust - Morgan Stanley Real
Estate Securities Portfolio
-------------------------------------------------------------------------------------------------------------------------------


3. THE FIRST PARAGRAPH OF THE "DOLLAR COST AVERAGING" PROVISION ON PAGE 27 OF YOUR PROSPECTUS IS AMENDED TO DELETE THE FOLLOWING SENTENCE:

      "Contract owners may participate in this program if their contract value is $15,000 or more."



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